Liquidity and Going Concern Issues (Additional Information) (Detail) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended			0 Months Ended		1 Months Ended			0 Months Ended
	Aug. 05, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 21, 2013	Nov. 14, 2014 Subsequent Event [Member]	Aug. 05, 2013 Other Offering Expenses [Member]	Dec. 31, 2013 Officer	Jun. 03, 2014 Convertible, Senior Secured Term Debt	Jul. 15, 2013 Convertible, Senior Secured Term Debt	Mar. 21, 2013 Convertible, Senior Secured Term Debt	Dec. 31, 2013 Convertible, Senior Secured Term Debt	Dec. 31, 2012 Convertible, Senior Secured Term Debt	Aug. 05, 2013 Common Stock And Warrants	Aug. 05, 2013 Common Stock And Warrants Officer
Commercial Loans [Line Items]
Working capital deficiency		$ 878,432		$ 878,432
Operating Income Loss		(1,268,851)	(1,196,018)	(3,187,301)	(3,009,564)	(4,652,557)	(4,206,185)
Net (Loss) from Continuing Operations						(10,146,228)	(4,747,387)
Accumulated (Deficit)		(37,842,837)		(37,842,837)		(36,292,532)	(26,146,304)
Common Stock Shares Issued	4,025,000	10,816,363		10,816,363		9,600,453	3,536,865
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	4,025,000	856,996		856,996					322,800
Common Stock Price Per Share	2.00
Class Of Warrant Or Right Share Price Of Warrants Or Rights	0.0001
Investment Warrants Expiration term	5 years
Proceeds From Issuance Public Offering	8,050,000
Debt Conversion, Converted Instrument, Amount				600,000	2,882,333	1,642,569	0										2,316,007	1,642,569
Debt Instrument, Convertible, Conversion Price						$ 2.00						$ 2.25					$ 2.00	$ 2.00
Debt Instrument, Interest Rate, Stated Percentage								16.00%			7.49%	5.00%	16.00%	16.00%	13.50%	13.50%
Proceeds From Sale Of Assets						0	7,520,197
Debt Instrument Repayment Penalty													40,000	160,000
Secured Long-term Debt, Noncurrent													200,000	800,000
Other Accrued Liabilities Current		12,373		12,373		1,090	32,138			1,358,641
Proceeds from Warrant Exercises				1,928,241	0	56,250	0		726,300
Proceeds from Issuance of Senior Long-term Debt				$ 3,000,000	$ 1,000,000	$ 1,000,000	$ 0					$ 3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.25							$ 4.72